SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2020
Text block [abstract]
SHARE CAPITAL AND RESERVES
10.	SHARE CAPITAL AND RESERVES
Authorized Capital
-
Unlimited number of common shares with no par value and unlimited number of preferred shares.
Issued
For the year ended December 31, 2020:

(a)
On May 27, 2020, the Company completed a financing that consisted of a US$15 million private placement of common shares and US$15 million of the 2020 Debentures (Note 9). In connection with the financing the Company issued 11,611,667 common shares at a price of $1.80 for the private placement, 348,350 common shares at a price of $1.80 for the establishment fees of the 2020 Debentures, and 180,270 common shares at a deemed price of $1.97 for a consent fee to the investors of the 2016 and 2017 Debentures in connection with the 2020 Debenture financing.

(b)	On June 8, 2020, the Company issued 1,092,142 common shares at a fair value of $2,151,520 to the Convertible Debenture holders for the share portion of the debenture interest payment.

(c)	On December 10, 2020, the Company issued 856,206 common shares with a fair value of $2,585,742 to the Convertible Debenture holders for the share portion of the debenture interest payment.
For the year ended December 31, 2019:

(a)	On June 7, 2019, the Company issued 1,041,304 common shares at a fair value of $2,020,130 to the Convertible Debenture holders for the share portion of the debenture interest payment.

(b)	On December 9, 2019, the Company issued 1,188,872 common shares at a fair value of $1,854,639 to the Convertible Debenture holders for the share portion of the debenture interest payment.
Stock Options
Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.
The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Stock option transactions and the number of stock options are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2018	36,237,148	$1.98
Granted	9,438,679	1.79
Exercised	(6,783,333)	0.58
Expired/Forfeited	(2,274,999)	2.77

Outstanding at December 31, 2019	36,617,495	$2.14
Granted	9,555,000	2.54
Exercised	(7,490,999)	0.90
Expired/Forfeited	(2,208,334)	2.75

Outstanding at December 31, 2020	36,473,162	$2.47

Number of Options Exercisable	27,322,378	$2.51

As at December 31, 2020, the Company has stock options outstanding and exercisable as follows:

Number of Options	Number Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
100,000	100,000	2.39	0.25	April 2, 2021
25,000	25,000	3.39	0.25	April 2, 2021
250,000	250,000	2.69	0.44	June 8, 2021
4,125,000	4,125,000	2.65	0.48	June 23, 2021
2,700,000	2,700,000	2.24	0.96	December 15, 2021
250,000	250,000	3.11	1.31	April 22, 2022
3,550,000	3,550,000	3.39	1.95	December 14, 2022
75,000	75,000	2.39	2.28	April 13, 2023
3,750,000	3,750,000	2.85	2.44	June 8, 2023
100,000	100,000	2.66	2.47	June 20, 2023
720,482	720,482	2.49	2.64	August 21, 2023
2,741,667	2,741,667	2.41	3.00	December 31, 2023
500,000	333,333	2.27	3.22	March 21, 2024
250,000	166,667	2.22	3.24	March 27, 2024
3,725,000	2,483,335	1.92	3.45	June 12, 2024
188,679	188,679	1.59	3.63	August 16, 2024
3,867,334	2,578,222	1.59	3.98	December 24, 2024
4,625,000	1,541,666	1.80	4.45	June 12, 2025
4,930,000	1,643,327	3.24	4.95	December 11, 2025

36,473,162	27,322,378
The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The model requires management to make estimates, which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Expected stock price volatility	61.35%	61.75%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	0.44%	1.54%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in year	$1.29	$0.96
Share-based payments for options vested for the year ended December 31, 2020 amounted to $11,263,883 (2019 – $12,193,245) of which $9,748,199 (2019 – $10,867,167) was expensed to the statement of loss and comprehensive loss and $1,515,684 (2019—$1,326,078) was capitalized to exploration and evaluation assets (Note 5).